Income Taxes - Schedule the current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive (loss) income (Detail)
¥ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current tax expenses	¥ 227,415		¥ 131,186	¥ 27,018
Deferred tax benefits	(120,611)		(35,151)	(12,827)
Total	¥ 106,804	$ 15,043	¥ 96,035	¥ 14,191